Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jan. 31, 2019
Statement Line Items [Line Items]
Opening balance	$ 3,293	$ 3,558
Impact of IFRS 16	(786)
Additional provisions recognised		1,179
Unused amounts reversed		(662)
Unwinding of discounts		271
Amounts used during the year	(58)	(475)
Other movements	(69)
Exchange differences		72
Ending Balance	2,380	3,293
Lease Contributions Provision [Member]
Statement Line Items [Line Items]
Opening balance	1,085	1,146
Impact of IFRS 16	(1,085)
Additional provisions recognised		236
Unused amounts reversed
Unwinding of discounts
Amounts used during the year		(293)
Other movements
Exchange differences		34
Ending Balance		1,085
Onerous Contracts Provision [Member]
Statement Line Items [Line Items]
Opening balance		49
Impact of IFRS 16
Additional provisions recognised
Unused amounts reversed
Unwinding of discounts
Amounts used during the year		(49)
Other movements
Exchange differences
Ending Balance
Make Good Provision [Member]
Statement Line Items [Line Items]
Opening balance	2,208	2,363
Impact of IFRS 16	299
Additional provisions recognised		595
Unused amounts reversed		(662)
Unwinding of discounts		271
Amounts used during the year	(58)	(77)
Other movements	(69)
Exchange differences		38
Ending Balance	$ 2,380	$ 2,208